UNITED STATES

SECURITES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.

(Exact name of registrant as specified in charter)

800 HICKORY BLVD. SW

LENOIR, NC 28645

(Address of principal executive offices) (Zip code)

ALAN DEAL

BMC FUND, INC.

800 HICKORY BLVD. SW

LENOIR, NC 28645

(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end: October 31, 2021

Date of reporting period: October 31, 2021

Item 1. Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

Year Ended October 31, 2021

BMC FUND, INC.

BMC FUND, INC.

LETTER TO SHAREHOLDERS –

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Year Ended October 31, 2021

TO OUR SHAREHOLDERS: MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

BMC Fund, Inc. (the “Company”) gained 22.1% during the fiscal year, as easy monetary policy, record fiscal stimulus, and rock-bottom interest rates ignited animal spirits and drove markets to fresh, all-time highs. The Company’s stock, bond, and alternative investments all appreciated in value, returning 28.3%, 4.6%, and 20.5%, respectively, although the year’s gains were overshadowed by ongoing organizational changes.

For the first time in the Company’s history, a tender offer was made to shareholders to redeem shares at NAV as of September 30. As a result, much of the year was spent preparing for the offer and ensuring the Company had enough liquidity to meet anticipated redemptions. In October, the Company successfully distributed cash and liquid securities in kind to redeeming shareholders and will distribute the remaining balance following the annual audit.

After distributing the majority of the Company’s liquid securities, the remaining portfolio is more heavily invested in alternatives today. With markets priced for perfection, signs of froth, speculation, and excessive risk-taking everywhere we look, we are quite comfortable with this more defensive positioning. Although concentration has temporarily increased, we are equally comfortable and highly confident in the Company’s largest investments. Elliott Associates, the Company’s largest single investment, founded in 1977, manages $52.7 billion today, and has generated positive returns in 92% of quarterly periods since inception. Mudrick Capital is well positioned to capitalize on pockets of distress in the wake of the pandemic, even after posting a 25.1% gain over the trailing twelve months. Both Greenlight Masters and Graham Partners have long track records of navigating challenging markets and we expect the period ahead to be particularly fruitful for talented short sellers. Terra Partners should find plenty of attractive opportunities in the nooks and crannies of more attractively priced emerging and frontier markets.

With fiscal year 2021 in the rear-view mirror, we are excited to begin this new chapter in the Company’s history. The rebuilding and rebalancing have already begun. We have a generational opportunity to step back and consider how best to meet the goals and objectives of the Company’s remaining shareholders. We have a blank canvas from which to work from. We fully intend to capitalize on this opportunity and look forward to reporting back on our progress next year.

BMC FUND, INC.

LETTER TO SHAREHOLDERS –

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Year Ended October 31, 2021

During the year ended October 31, 2021, the Company paid the following dividends per share:

December 10, 2020 to shareholders of record November 25, 2020	$.25
March 10, 2021 to shareholders of record February 25, 2021	.25
June 10, 2021 to shareholders of record May 25, 2021	.25
September 10, 2021 to shareholders of record August 25, 2021	.25

Total	$1.00

The Company paid a dividend of $0.25 per share on December 10, 2021 to shareholders of record November 25, 2021.

The attached Schedule of Investments is a listing of the entire Company’s diversified securities at October 31, 2021 with a total market value of $44,173,408.

M. Hunt Broyhill
Chairman and President

BMC FUND, INC.

LETTER TO SHAREHOLDERS –

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS AND SECTOR DIVERSIFICATION

Year Ended October 31, 2021

BMC FUND, INC.

SUPPLEMENTAL INFORMATION

Year Ended October 31, 2021

SUPPLEMENTAL INFORMATION

M. Hunt Broyhill, Chairman and President, and Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders of BMC Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and open written option contracts, of the BMC Fund, Inc. (the “Company”), as of October 31, 2021 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statement of cash flows for the year then ended, and the related notes, and the financial highlights for each of the ten years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of October 31, 2021, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We have conducted our audits in accordance with the standards of the PCAOB. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of October 31, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ Dixon Hughes Goodman LLP

We have served as the Company's auditor since 2001.

Asheville, North Carolina
January 10, 2022

BMC FUND, INC.
SCHEDULE OF INVESTMENTS
October 31, 2021

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets
FIXED INCOME:
CORPORATE BONDS:
FPL GROUP CAP INC		6.350%	10/1/2066	586,000	562,810	552,307
PP&L CAP FUNDING FLT RATE		5.051%	3/30/2067	250,000	250,000	239,375
TRANSCANADA PIPELINES LTD		6.350%	5/15/2067	250,000	198,970	219,379
BUCKEYE PARTNERS LP		6.375%	1/22/2078	450,000	336,903	410,549
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,604,726	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	526,570	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,336,065	-
				8,036,000	4,816,044	1,421,610	3.26%

MUNICIPAL BONDS:
VIRGIN ISLANDS PUB FIN AUTH		6.625%	10/1/2029	100,000	88,476	100,812
VIRGIN ISLANDS PUB FIN AUTH		6.750%	10/1/2037	1,200,000	1,008,169	1,209,744
				1,300,000	1,096,645	1,310,556	3.01%

TOTAL INVESTMENTS IN FIXED INCOME				$9,336,000	$5,912,689	$2,732,166	6.27%

See accompanying notes to financial statements.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets
MUTUAL FUNDS:
STOCK MUTUAL FUNDS:

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV	20,045.04	422,892	598,745	1.37%

Mid Cap Blend
AKRE FOCUS FUND INSTL	5,590.87	128,758	383,366	0.88%

See accompanying notes to financial statements.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets
MUTUAL FUNDS:
Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,303	2,009,965	4.61%

Precious Metals
ISHARES SILVER TRUST	[3]	1,252.00	21,040	27,657
SPDR GOLD SHARES	[3]	260.00	25,315	43,329
VANECK VECTORS GOLD MINERS		571.00	16,168	18,106
			62,523	89,092	0.20%

Utilities
UTIL SELECT SECTOR SPDR ET		578.00	18,774	38,674	0.09%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$2,158,250	$3,119,842	7.15%

See accompanying notes to financial statements.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

			Market	Percent of
Company Name		Cost	Value	Net Assets
OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
BAM CREDIT OPPORTUNITIES FUND	[2,3], 6	1,000,000	1,063,600
ELLIOTT ASSOCIATES LP CL B	[2,3]	3,000,000	8,213,992
GRAHAM INSTITUTIONAL PARTNERS LP	[2,3]	2,365,123	2,523,099
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	500,000	2,577,042
INFINITY PREMIER FUND, LP	[2,3]	500,000	1,900,411
LITESPEED PARTNERS, LP	[2,3]	664,400	1,712,056
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	49,196
MUDRICK DISTRESSED OPPORTUNITY DRAWDOWN FUND II, L.P.	[2,3]	3,496,363	4,752,708
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	-	28,460
OLD WELL EMERGING MARKETS FUND	[2,3]	1,000,000	1,482,047
PRIVET FUND LP	[2,3]	556,785	1,339,801
SEGRA RESOURCE ONSHORE PARTNERS, LP	[2,3]	250,000	848,043
SJC ONSHORE DIRECT LENDING FUND IV - 5 YEAR, L.P.	[2,3]	930,026	977,485
STARK INVESTMENTS LP	[2,3]	22,609	58,514
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	915,301	1,829,115
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A46	[2,3]	2,000,000	2,437,174
TOTAL LIMITED PARTNERSHIPS		17,436,174	31,792,743	72.90%

TOTAL OTHER INVESTMENTS		$17,436,174	$31,792,743	72.90%

See accompanying notes to financial statements.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets
COMMON STOCKS:
COMMUNICATION SERVICES
Communication Services	238.00	BCE INC COM		10,963	12,250
	105.00	SK TELECOM LTD SPONSORED A		1,279	3,045
				12,242	15,295	0.04%

Media and Entertainment	37.00	ALPHABET INC CAP STK CL C		47,706	109,720
	29.00	FACEBOOK INC CL A		4,852	9,384
				52,558	119,104	0.27%

TOTAL COMMUNICATION SERVICES				64,800	134,399	0.31%

CONSUMER DISCRETIONARY
Consumer Discretionary	20.00	WHIRLPOOL CORP COM		2,234	4,217
				2,234	4,217	0.01%

Consumer Durables & Apparel	55.00	NVR INC COM		267,491	269,214
				267,491	269,214	0.62%

Hotels, Restaurants & Leisure	79.00	CAESARS ENTERTAINMENT COM		6,388	8,647
	102.00	STARBUCKS CORPORATION		6,477	10,819
				12,865	19,466	0.04%

Media & Entertainment	66.00	THE WALT DISNEY COMPANY		6,918	11,159
				6,918	11,159	0.03%

Communications	3.00	QURATE RETAIL INC COM SER		1,228	1,758
				1,228	1,758	0.00%

Specialty Retail	21.00	GENUINE PARTS CO COM		1,985	2,753
				1,985	2,753	0.01%

TOTAL CONSUMER DISCRETIONARY				292,721	308,567	0.71%

CONSUMER STAPLES
Discount Stores	45.00	DOLLAR GEN CORP COM		3,182	9,968
	242.00	DOLLAR TREE INC COM	[3]	19,433	26,078
				22,615	36,046	0.08%

Food & Staples Retailing	131.00	KROGER CO COM		4,133	5,243
	76.00	WAL-MART STORES INC COM		10,261	11,356
				14,394	16,599	0.04%

See accompanying notes to financial statements.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:
Food, Beverage & Tobacco	2,641.00	ALTRIA GROUP INC COM	104,619	116,495
	11,484.00	AMBEV SA SPONSORED ADR	26,655	33,993
	104.00	COCA COLA CO COM	4,969	5,862
	759.00	COCA COLA FEMSA S A B SPON	34,831	40,796
	78.00	CONSTELLATION BRANDS CL A	7,076	16,911
	371.00	FOMENTO ECONOMICO MEXI SPO	26,163	30,492
	23.00	GENERAL MILLS INC COM	931	1,421
	719.00	PHILIP MORRIS INTL COM	61,647	67,974
			266,891	313,944	0.72%

Household & Personal Products	126.00	KIMBERLY CLARK CORP COM	17,492	16,316
	11.00	PROCTER & GAMBLE CO COM	737	1,573
			18,229	17,889	0.04%

TOTAL CONSUMER STAPLES			322,129	384,478	0.88%

ENERGY
Energy	473.00	SUNOCO INC COM	13,246	19,152
			13,246	19,152	0.04%

Natural Resources	182.00	OASIS MIDSTREAM PARTNERS COM	3,370	4,528
			3,370	4,528	0.01%

Pipelines	181.00	DELEK LOGISTICS PARTNERS LP	5,334	9,097
	630.00	ENBRIDGE INC	18,339	26,372
			23,673	35,469	0.08%

TOTAL ENERGY			40,289	59,149	0.14%

See accompanying notes to financial statements.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets
COMMON STOCKS:
FINANCIALS
Banks	263.00	BANK OF AMERICA CORP COM		6,063	12,566
	1.00	SVB FINANCIAL GROUP COM		340	717
	394.00	TRUIST FINANCIAL CORP COM		13,819	25,007
				20,222	38,290	0.09%

Diversified Financials	312.00	ALLIANCE BERNSTEIN HLDG UN		12,880	17,594
	179.00	BERKSHIRE HATHAWAY INC CL B	[3]	36,098	51,375
	756.00	BLACKSTONE GROUP LP COM		24,342	104,646
	14.00	BROOKFIELD ASSET MGMT COM		768	845
	420.00	CARLYLE GROUP LP COM		9,160	23,583
	36.00	CME GROUP		5,993	7,940
	263.00	COMPASS DIVERSIFIED HOLDINGS		3,600	7,851
	844.00	GOLUB CAPITAL BDC INC COM		-	13,403
	51.00	INTERNCONTINENTAL EXCHANGE COM		3,817	7,061
	52.00	MORGAN STANLEY COM NEW		2,956	5,344
	17.00	PRICE T ROWE GROUP INC COM		3,251	3,687
	667.00	STARWOOD PPTY TR INC COM		14,597	16,988
				117,462	260,317	0.60%

Insurance	79.00	AON PLC SHS CL A		6,409	25,274
	263.00	OLD REP INTL CORP COM		4,433	6,793
	129.00	TRAVELERS COMPANIES COM		10,711	20,754
	263.00	ZURICH INS GROUP LTD SPONS ARD		6,984	11,677
				28,537	64,498	0.15%

TOTAL FINANCIALS				166,221	363,105	0.83%

See accompanying notes to financial statements.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets
COMMON STOCKS:
HEALTH CARE
Health Care Equipment & Services	130.00	CARDINAL HEALTH INC COM		7,066	6,215
	157.00	DAVITA HEALTHCARE PART COM	[3]	12,098	16,209
	365.00	HOLOGIC INC COM	[3]	18,730	26,758
	176.00	LABORATORY CORP AMER HLDGS	[3]	24,181	50,516
	284.00	MCKESSON CORP COM		35,749	59,038
	206.00	QUEST DIAGNOSTICS INC COM		24,052	30,237
	24.00	STRYKER CORP		4,486	6,386
				126,362	195,359	0.45%

Pharmaceuticals & Biotechnology	180.00	ABBVIE INC		14,612	20,641
	524.00	ASTRAZENECA PLC SPONSORED		13,125	32,687
	79.00	BRISTOL MYERS SQUIBB CO CO		4,564	4,614
	135.00	ELI LILLY & CO COM		5,947	34,393
	20.00	IQVIA HOLDINGS INC COM		1,982	5,228
	79.00	MERCK & CO INC COM		5,654	6,956
	286.00	PFIZER INC COM		10,738	12,510
	52.00	SEATTLE GENETICS INC COM		2,555	9,169
				59,177	126,198	0.29%

TOTAL HEALTH CARE				185,539	321,557	0.74%

INDUSTRIALS
Capital Goods	76.00	3M COMPANY		11,504	13,580
	208.00	ABB LTD SPONSORED ADR	[3]	5,241	6,872
	14.00	LOCKHEED MARTIN CORP COM		4,902	4,652
	79.00	STURM RUGER & CO INC COM		5,760	6,232
				27,407	31,336	0.07%

Commercial Services & Supplies	24.00	WASTE MGMT INC DEL COM		836	3,846
				836	3,846	0.01%

Transportation	171.00	AVIS BUDGET GROUP COM		13,282	29,636
	21.00	EXPEDITORS INTL OF WASHINGTON COM		1,867	2,588
	313.00	FORTRESS TRANS INFRST COM		4,997	8,172
				20,146	40,396	0.09%

Transportation Infrastructure	522.00	GRUPO AEROPORTUARIO DE SPO		30,991	44,877
	51.00	GRUPO AEROPUERTO DEL P SPO		3,608	6,440
				34,599	51,317	0.12%

TOTAL INDUSTRIALS				82,988	126,895	0.29%

See accompanying notes to financial statements.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:
INFORMATION TECHNOLOGY
Hardware & Equipment	535.00	CISCO SYSTEMS INC	20,733	29,944
	498.00	CORNING INC COM	10,201	17,714
			30,934	47,658	0.11%

Software & Services	61.00	MICROSOFT CORP COM	8,924	20,229
	238.00	ORACLE CORP COM	15,727	22,834
			24,651	43,063	0.10%

Technology Hardware & Equipment	629.00	APPLE INC COM	44,179	94,224
	80.00	INTEL CORP COM	4,431	3,920
	52.00	NETAPP INC COM	2,180	4,644
	140.00	SEAGATE TECHNOLOGY SHS	5,333	12,470
			56,123	115,258	0.26%

Technology	820.00	FISERV INC COM	82,265	80,762
			82,265	80,762	0.19%

TOTAL INFORMATION TECHNOLOGY			193,973	286,741	0.66%

MATERIALS	158.00	CHEMOURS CO COM	2,551	4,427
	104.00	DOW CHEM CO COM	5,163	5,821
	20.00	ECOLAB INC COM	2,106	4,444
	124.00	F M C CORP COM	9,971	11,285
	10.00	MITSUI & CO LTD SPONSORED	3,643	4,571
	51.00	SEALED AIR CORP NEW	2,833	3,025
TOTAL MATERIALS			26,267	33,573	0.08%

See accompanying notes to financial statements.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:
REAL ESTATE
Real Estate	157.00	CYRUSONE INC COM	10,531	12,877
	101.00	DIGITAL RLTY TR INC COM	11,872	15,939
	630.00	EASTERLY GOVT PPTYS COM	12,410	13,249
	524.00	HANNON ARMSTRONG SUST COM	8,023	31,650
	340.00	IRON MTN INC NEW COM	11,081	15,518
	789.00	MEDICAL PPTYS TR INC COM	10,742	16,829
	104.00	OMEGA HEALTHCARE INVS COM	3,026	3,053
	157.00	TRITON INTL LTD CL A	8,995	9,764
	22.00	W P CAREY & CO LLC COM	1,405	1,696
			78,085	120,575	0.28%

REIT	35.00	PROLOGIS TR SH BEN INT	2,889	5,074
			2,889	5,074	0.01%

TOTAL REAL ESTATE			80,974	125,649	0.29%

UTILITIES	23.00	AMERICAN STS WTR CO COM	881	2,089
	7.00	BROOKFIELD INFRASTRUCT SB VTG SHS A	-	424
	80.00	BROOKFIELD INFRASTRUCTURE	3,582	4,706
	339.00	DOMINION RES INC VA COM	17,456	25,740
	174.00	DUKE ENERGY CORP COM	15,663	17,750
	51.00	ENTERGY CORP NEW COM	3,539	5,254
	180.00	NEXTERA ENERGY INC COM	13,503	15,359
	262.00	SOUTHERN CO COM	11,431	16,328
	116.00	WEC ENERGY GROUP INC COM	4,622	10,447
TOTAL UTILITIES			70,677	98,097	0.22%

TOTAL INVESTMENTS IN COMMON STOCKS			$1,526,578	$2,242,210	5.14%

See accompanying notes to financial statements.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

				Percent
	Contracts		Market	of Net
Company Name	Held	Cost	Value	Assets
CALL OPTIONS:
None	-	$-	$-
		-	-	0.00%

TOTAL INVESTMENTS IN OPTIONS		$-	$-	0.00%

See accompanying notes to financial statements.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets
PREFERRED STOCKS:
CIT GROUP INC-FLOATING	[4,5]	5.800%	N/A	250,000.00	252,500	254,375
COMPASS DIVERSIFIED HOLDINGS PFD	[4,5]	7.250%	N/A	7,500.00	174,028	192,600
COMPASS DIVERSIFIED HOLDINGS	[4,5]	7.880%	N/A	9,000.00	208,121	240,750
JP MORGAN CHASE & CO FIXED-FLOATING	[4,5]	5.000%	N/A	150,000.00	149,992	150,073
NEW YORK MTG TR INC PFD	[4]	7.750%	N/A	2,000.00	49,337	50,780

TOTAL INVESTMENTS IN PREFERRED STOCKS					$833,978	$888,578	2.05%

See accompanying notes to financial statements.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded)
October 31, 2021

			Market	Percent of
	Company Name	Cost	Value	Net Assets
Short-term Investments	MFB NI Treasury Money Market Fund	$3,397,869	$3,397,869	7.79%

TOTAL INVESTMENTS - MARKET VALUE			44,173,408	101.29%

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS			(564,586)	-1.29%

TOTAL NET ASSETS			$43,608,822	100.00%

1In default
[2]Market value determined by the Fund's Board of Directors
[3]Non-income producing security
[4]Perpetual security. Maturity date is not applicable.
[5]Variable rate security. The rate shown is the coupon as of the end of the reporting period.
[6]Affiliate Investment

See accompanying notes to financial statements.

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
October 31, 2021

				Percent
	Contracts		Market	of Net
Company Name	Held	Cost	Value	Assets
CALL OPTIONS:
None	-	-	-
TOTAL CALL OPTIONS - LIABILITIES		-	-	0.00%

PUT OPTIONS:
None	-	-	-
TOTAL PUT OPTIONS - LIABILITIES		-	-	0.00%

TOTAL CALL AND PUT OPTIONS - LIABILITIES		$-	$-	0.00%

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2021

ASSETS AT MARKET VALUE:
Affiliated Investment securities (cost - $1,000,000)	$1,063,600
Unaffiliated Investment securities (cost - $30,265,538)	43,109,808
Cash	2,973,978
Receivables, accrued interest and dividends	53,720
Other assets	20,654

Total assets	47,221,760

LIABILITIES:
Accounts payable and accrued expenses	5,752
Payable to redeeming shareholders	3,555,967
Payable to custodian	3,557
Accounts payable to affiliates	47,662

Total liabilities	3,612,938

Commitments and contingent liabilites - See Note 2

NET ASSETS AT OCTOBER 31, 2021 - EQUIVALENT TO $23.09 PER SHARE ON 1,888,788 SHARES OF COMMON STOCK OUTSTANDING	$43,608,822

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares; outstanding, 1,888,788 shares	$9,443,940
Retained earnings prior to becoming an investment company	18,885,484
Undistributed net investment income	-
Realized loss from investments sold and foreign currency transactions	(2,823,186)
Undistributed nontaxable gain	5,194,714
Net unrealized appreciation of affiliated investments and call and put options written	63,600
Net unrealized appreciation of unaffiliated investments and call and put options written	12,844,270

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$43,608,822

See accompanying notes to financial statements.

BMC FUND, INC.

STATEMENT OF OPERATIONS

Year Ended October 31, 2021

INVESTMENT INCOME:
Income:
Interest - fixed income	$213,353
Dividend income (net of $25,961 foreign tax)	1,708,436

Total income	1,921,789

Expenses:
Legal and professional fees	703,030
Directors' fees (Note 6)	51,250
Investment expense	175,708
Salaries and related expenses	669,423
Property and liability insurance	48,338
Depreciation expense	911
Rent	49,605
Office expense and supplies	24,237
Dues and subscriptions	26,151
Travel and entertainment	8,118

Total expenses	1,756,771

Investment income, net	165,018

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss from unaffiliated investments sold and foreign currency transactions	(853,197)
Realized loss from affiliated investments sold and foreign currency transactions	(1,028,404)
(1,881,601)

Realized gain from expiration or closing of written option contracts written on unaffiliated companies	553,160

Realized appreciation on the transferred unaffiliated investments as a part of the redemption	15,847,449

Change in unrealized appreciation of affiliated investments and call and put options for the year	63,600
Change in unrealized appreciation of unaffiliated investments and call and put options for the year	5,303,066
5,366,666

Net gain on investments	19,885,674

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,050,692

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
Years Ended October 31, 2021 and 2020

	2021	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$165,018	$1,213,420
Net realized gain (losses) from unaffiliated investment securities sold, options and foreign currency transactions	(300,037)	556,302
Net realized losses from affiliated investment securities sold, options and foreign currency transactions	(1,028,404)	-
Net realized appreciation on the transferred unaffiliated securities as a part of the redemption	15,847,449	-
Change in unrealized appreciation of affiliated investments and call and put options written for the year	63,600	(530,494)
Change in unrealized appreciation of unaffiliated investments and call and put options written for the year	5,303,066	(2,825,348)

Net increase (decrease) in net assets resulting from operations	20,050,692	(1,586,120)

Distributions to shareholders from:
Net realized losses on investment securities, options and foreign currency transactions	(2,051,048)	(222,989)
Net investment income	(692,950)	(1,384,888)
Retained earnings prior to becoming an investment company	(2,189,283)	(3,325,404)

Decrease in assets due to shareholder redemptions	(69,383,995)	-

TOTAL INCREASE (DECREASE) IN NET ASSETS	(54,266,584)	(6,519,401)

NET ASSETS AT BEGINNING OF PERIOD	97,875,406	104,394,807

NET ASSETS AT END OF PERIOD	$43,608,822	$97,875,406

See accompanying notes to financial statements.

BMC FUND, INC.

STATEMENT OF CASH FLOWS

Year End of October 31, 2021

Cash flows from operating activities:

Net increase in net assets from operations	$20,050,692
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Realized losses from investments sold and foreign currency transactions	1,881,601
Realized gains from expired or closing of written option contracts	(553,160)
Realized appreciation on the transferred securities as a part of the redemption	(15,847,449)
Unrealized appreciation from investments and calls and puts options	(5,366,666)
Decrease in short-term money market investments	14,246,881
Purchases of investments securities	(10,246,695)
Proceed from sales of investment securities	27,664,265
Proceeds of written open contracts	297,927
Cost of closed written open contracts	(192,393)
Return of capital on securities	540,971
Depreciation	911
Amortization of bond premiums	197
Accretion of bond discounts	(63,456)
Changes in assets and liabilities
Decrease in assets:
Receivables, accrued interest and dividends	53,676
Other assets	2,918
Decrease in liabilities:
Payable to affiliates	(22,049)
Payable to custodian	(112)
Payable to broker	(82,153)
Accounts payable and accrued expenses	(5,362)
Net cash provided by operating activities	32,360,544

Cash flows from financing activities:
Cash paid to shareholders for redemption of common shares	(27,803,130)
Cash distributions paid	(4,933,281)
Net cash used in financing activities	(32,736,411)

Net change in cash	(375,867)

Beginning cash as of October 31, 2020	3,349,845

Ending cash as of October 31, 2021	$2,973,978

Noncash financing activities supplemental disclosure:

Payable to redeemed shareholders	$3,555,967
Investment securities transferred to shareholders for redemption of common shares	$38,024,898

See accompanying notes to financial statements.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Years Ended October 31, 2021, 2020, 2019, 2018, 2017, 2016, 2015, 2014, 2013 and 2012

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the years ended October 31, 2021, 2020, 2019, 2018, 2017, 2016, 2015, 2014, 2013 and 2012. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

PER SHARE OPERATING
PERFORMANCE	2021	2020	2019	2018	2017	2016	2015	2014	2013	2012

Net asset value, beginning of period	$19.84	$21.16	$20.77	$21.42	$20.83	$21.22	$22.62	$22.57	$22.58	$22.11
Net investment income	0.04	0.25	0.34	0.27	0.27	0.22	0.35	0.42	0.46	0.35
Net gains (losses) on investments	4.21	(0.57)	1.05	0.08	1.32	0.39	(0.73)	0.63	0.60	1.18
Total from investment operations	4.25	(0.32)	1.39	0.35	1.59	0.61	(0.38)	1.05	1.06	1.53
Less distributions:
Dividends from net investment income	0.42	0.05	0.33	0.32	0.20	0.23	0.36	0.44	0.47	0.56
Distributions from capital gains	0.14	0.28	0.08	0.37	0.35	-	0.44	0.42	0.33	0.48
Distributions from retained earnings	0.44	0.67	0.59	0.31	0.45	0.77	0.22	0.14	0.27	0.02
Total distributions	1.00	1.00	1.00	1.00	1.00	1.00	1.02	1.00	1.07	1.06
Net asset value, end of period	$23.09	$19.84	$21.16	$20.77	$21.42	$20.83	$21.22	$22.62	$22.57	$22.58

Per share market value, end of period[1]	$22.79	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00

TOTAL INVESTMENT RETURN[2]	18.67%	(1.79)%	7.74%	1.95%	8.83%	3.39%	(2.11)%	5.83%	5.89%	8.50%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$43,609	$97,875	$104,397	$102,458	$105,657	$102,751	$104,684	$111,568	$111,358	$111,379
Ratio of expenses to average net assets[3]	1.86%	1.12%	1.06%	1.01%	1.03%	1.07%	0.98%	0.97%	0.95%	1.01%
Ratio of net investment income to average net assets[3]	0.17%	1.21%	1.64%	1.28%	1.26%	1.06%	1.59%	1.83%	2.04%	1.57%
Portfolio turnover rate	9.79%	20.22%	12.94%	14.18%	24.07%	15.09%	17.10%	22.02%	33.12%	32.90%

[1]Unaudited - Based on tender offer NAV.	Prior years based on stock trades, which are very limited, during those year.
[2]Unaudited - Computed as follows: income from investment operations divided by per share market value.
[3]Average is computed on a quarterly basis.

See accompanying notes to financial statements.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2021

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.    Basis of Presentation - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Company also follows the accounting and reporting guidance applicable to investment companies in ASC Topic 946, Financial Services – Investment Companies.

B.     Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges or based on inputs other than quoted prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

Pursuant to ASC Topic 820, Fair Value Measurement, the Fund may elect to use net asset value per share or its equivalent (“NAV”) as a practical expedient to measure the Company’s interest in certain pooled investment companies at fair value, unless it is probable that the investment will be sold at a value different from its NAV. However, in order for the Company to use this methodology, the investment company must calculate NAV in a manner consistent with the measurement principles established by ASC Topic 820. The Company is using the practical expedient.

C.     Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

For the year ended October 31, 2021, the Company purchased and sold securities in the amount of $10,246,695 and $27,664,265 (excluding short-term investments), respectively.

D.     Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E.     Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2018 and thereafter are subject to possible future examinations by tax authorities.

F.     Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G.    Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H.    Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

I.    Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes fair value information for assets and liabilities measured on a recurring basis as of October 31, 2021.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$1,421,610	$1,310,556	$-	$2,732,166
Stock Mutual Funds	3,119,842	-	-	3,119,842
Common Stocks – Publicly Traded	2,242,210	-	-	2,242,210
Preferred Stocks – Publicly Traded	888,578	-	-	888,578
Temporary Cash Investments	3,397,869	-	-	3,397,869
Limited Partnerships – Measured at NAV (1)	-	-	-	31,792,743
Total Investments	$11,070,109	$1,310,556	$-	$44,173,408

(1)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

The following indicates the preferred stocks held and applicable interest rates at October 31, 2021 with no maturity dates. The reference rate is linked to LIBOR unless otherwise noted as a fixed rate security.

CIT Group $250,000 at 5.8% with a coupon rate of 5.8%

JP Morgan Chase $150,000 at 3.542% with a coupon rate of 4.625%

Compass Diversified Holdings $125,000 at 7.78501% with a coupon rate of 7.25%

Compass Diversified Holdings $125,000 at 10.87501% with a coupon rate of 7.25%

Compass Diversified Holdings $100,000 at 7.875% with a coupon rate of 7.880%

New York Mortgage $50,000 at 7.75% with a fixed coupon rate of 7.75%

The following are the fixed income securities held and fixed applicable interest rates as October 31, 2021.

FPL Group Cap Inc. $586,000 at 6.35% with a maturity date of 10/1/2066

PPL Cap FDG Inc. $250,000 at 5.051% with a maturity date of 3/30/2067

Transcanada Pipelines LTD $250,000 at 6.35% with a maturity date of 5/15/2067

Buckeye Partners LP $450,000 at 6.375% with a maturity date of 1/22/2078

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following are the government securities held and fixed applicable interest rates as October 31, 2021.

Virgin Island Pub Bond $100,000 at 6.625% with a maturity date of 1/1/2029

Virgin Island Pub Bond $1,200,000 at 6.75% with a maturity date of 10/1/2037

J.    Investments in Limited Partnerships - As of October 31, 2021, the Company was invested in limited partnerships. Each of these investments has certain restrictions with respect to rights of withdrawal by the Company as specified in the respective agreements. Generally, the Company is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the limited partnerships provide for compensation to the managers in the form of fees ranging from 0.5% to 2% annually of net assets and performance incentive allowances or fees ranging from 10% to 20% of net profits earned.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table summarizes the Company's investments in other limited partnerships as of October 31, 2021. The Company's investments in limited partnerships have certain redemption and liquidity restrictions which are described in the below table.

Investment	Redemptions Notice Period	Redemptions Permitted	Liquidity Restrictions
Limited Partnerships
BAM Credit Opportunities Elliott Associates, LP	N/A 60 days	N/A Jan. 1 or July 1	See below (8) See below (1) (2)
Graham Institutional Partners, LP	60 days	Annually	See below (3)
Greenlight Masters Qualified, LP	105 days	December 31	See below (4)
Infinity Premier Fund, LP	95 days	Quarterly	See below (5) (6)
Litespeed Partners, LP	45 days	Quarterly	See below (6) (12)
Morrocroft Special Opportunity Fund II, LP	90 days	Quarterly	See below (4) (7) (12)
Mudrick Distressed Opportunity Drawdown Fund II, L.P.	N/A	N/A	See below (8)
Oaktree Enhanced Income Fund II, LP	N/A	N/A	See below (8) (12)
Old Well Emerging Markets Fund, LP	60 days	Quarterly	See below (9)
Privet Fund LP	90 days	Quarterly	See below (10) (12)
Segra Resource Onshore Partners, LP	60 days	Quarterly	See below (11)
SJC Onshore Direct Lending Fund IV – 5 Year, L.P.	N/A	N/A	See below (8)
Stark Investments LP	N/A	N/A	See below (12)
Virgo Societas Partnership III (Onshore), LP	N/A	N/A	See below (12) (13)
Worldwide Opportunity Fund (Cayman), Ltd.	90 days	June 30 or Dec. 31	See below (14)

(1) There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 20%. In addition to the 20% withdrawal limitation, a partner may not withdraw more than 25% of the capital in its Class B capital account on any withdrawal date.

(2) There is a capital surcharge of 1 3/4% for a partial or full withdrawal which may be waived in whole or in part.

(3) Minimum withdrawal of $500,000 or for all of limited partner’s interest in the partnership, if less. A limited partner may not take a partial withdrawal if it would cause the partnership’s aggregate net asset value to be less than $5,000,000. General partner may permit a smaller withdrawal or waive the latter requirement

(4) There is a gate provision regarding requests for redemptions, subject to various unspecified terms.

(5) Withdrawals of capital contributed less than 12 months preceding the withdrawal date will be subject to a reduction equal to 3% of the requested withdrawal amount.

(6) There is a gate provision if aggregate requested withdrawal amounts exceed 25% of the aggregate partner capital of the partnership, each limited partner who has submitted a timely request will receive a pro rata portion of the requested withdrawal, and any balance will be considered a timely withdrawal request with respect to the next withdrawal date.

(7) Minimum withdrawal is $100,000, and subsequent withdrawals may only be made in increments of $100,000. Withdrawal maximum limits: up to 1/5 of investment on initial withdrawal date, up to 1/4 of the remainder as of any subsequent withdrawal date, up to 1/3 of the remainder as of any subsequent withdrawal date, up to 1/2 of the remainder as of any subsequent withdrawal date, and up to the remainder as of any subsequent withdrawal date.

(8) Redemptions are not permitted.

(9) Withdrawals of capital contributions may be up to 1/4 of the balance of partner’s capital account.

(10) Redemptions from portions of capital balance attributable to special investments are permitted only in the general partner’s discretion.

(11) There is a gate provision regarding requests for more than 25% of its capital account.

(12) In liquidation.

(13) Redemptions are not permitted.

(14) Partial redemption may not reduce capital account below the lesser of $100,000 or 1% of the capital accounts of all investors.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Company is subject to credit risk to the extent that the investment managers of the underlying limited partnerships are unable to fulfill their obligations according to their organizational documents. The Company, through its investments in limited partnerships, is subject to risk inherent when investing in securities and private investments. In connection with its investments, the Company is subject to the market and credit risk of those investments held or sold short by the limited partnerships. Due to the nature of the Company's investments, the above described risks are limited to the Company's investment balances and unfunded commitment of $1,528,718 to the limited partnership of SJC Onshore Direct Lending Fund.

K. Correction of an Error – During the year ended October 31, 2021, the Company determined that the cost basis of one investment was understated at October 31, 2020 by $1,204,958. Due to immateriality, the Company corrected the cost basis of that investment as of October 31, 2020 (as reported $158,745, as corrected $1,363,703) in the Schedule of Investments. Within the Summary of Shareholders Equity included in the Statement of Assets and Liabilities the company reclassified $1,204,958 from Net unrealized appreciation of investments and call and put options written (as reported $8,746,162, as corrected $7,541,204) to Realized gain (loss) on investments sold and foreign currency transactions (as reported $(648,656), as corrected $556,302). This reclassification had no impact on Net Assets Applicable to Common Stock Outstanding. The impact of the error in the Statement of Operations for the year ended October 31, 2020 was a reclassification of a $1,204,958 Realized loss from investments sold and foreign currency transactions (as reported ($1,493,730), as corrected ($288,772)) to the Change in unrealized appreciation of investments and call and put options for the year (as reported ($2,150,884), as corrected ($3,355,842)). The impact of the error in the Statement of Changes in Net Assets for the year ended October 31, 2020 was a reclassification of a $1,204,958 Realized loss from unaffiliated investments sold and foreign currency transactions (as reported ($648,656), as corrected $556,302) to the Change in unrealized appreciation of unaffiliated investments and call and put options for the year (as reported ($2,150,884), as corrected ($2,825,348)) and Change in unrealized appreciation of affiliated investments and call and put options as corrected ($530,494). The correction of the error did not change the Net loss on investments and the Net Decrease in Net Assets Resulting From Operations for the year ended October 31, 2020.

L. Reclassifications – The 2020 Net realized gains (losses) from investment securities sold options and foreign currency transactions ($648,656) and the change in unrealized appreciation of investments and call and put options for the year ($2,150,884) on the Statement of Changes in Net Assets was reclassified in 2021 to Net realized gain (losses) from unaffiliated investment securities sold, options and foreign currency transaction $556,302, Change in unrealized appreciation of affiliated investments and call and put options written for the year ($530,494) and Change in unrealized appreciation of unaffiliated investments and call and put options written for the year ($2,825,348).

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

M. Recently Adopted Accounting Standard - In August 2018, FASB issued Accounting Standards Update 2018-13 (“ASU 2018-13”). The purpose of this ASU is to modify the disclosure requirements for fair value measurements in Topic 820 Fair Value Measurement. The ASU was effective during the year ended October 31, 2021 and did not have a material impact on the Company’s financial statements.

N. Tender offer – In October 2021, BMC executed a tender offer to redeeming shareholders. The offer details were based on the Company’s NAV of $22.79 as of September 30, 2021 which are as follows:

Cash	$27,803,130
Securities In-kind Transferred	38,024,898
Payable to Redeeming Shareholders	3,555,967
Estimated Total Redemption	$69,383,995

The payable was distributed on December 31, 2021.

3.     UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as of October 31, 2021, were as follows:

Gross appreciation (excess of value over tax cost)	$16,635,967
Gross depreciation (excess of tax cost over value)	(3,728,097)
Net unrealized appreciation	$12,907,870
Cost of investments for income tax purposes	$31,265,538

4.     OPTIONS WRITTEN

The Company did not have any cash or securities pledged as collateral for written options and there were no outstanding written options at October 31, 2021.

5.     DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Company.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2021

5.     DISTRIBUTIONS TO SHAREHOLDERS (Continued)

On December 10, 2020, a distribution of $0.25 per share was paid to shareholders of record on November 25, 2020.

On March 10, 2021, a distribution of $0.25 per share was paid to shareholders of record on February 25, 2021.

On June 10, 2021, a distribution of $0.25 per share was paid to shareholders of record on May 25, 2021.

On September 10, 2021, a distribution of $0.25 per share was paid to shareholders of record on August 25, 2021.

The tax character of distributions paid during 2021 and 2020 was as follows:

	2021	2020
Distributions paid from:
Ordinary income	$125,256	$1,384,888
Long-term capital gains	-	222,989
Retained earnings prior to becoming an investment company	4,808,025	3,325,404
	$4,933,281	$4,933,281

As of October 31, 2021, there was no distributable earnings on a tax basis.

The tax components of distributable earnings are determined in accordance with income tax regulations, which may differ from composition of net assets reported under generally accepted accounting principles.

6.     ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

7.     RELATED PARTIES

The Company leases office space from Broyhill Investments, Inc., which is controlled by Paul H. Broyhill and M. Hunt Broyhill, both officers of the Company. The expense associated with this related party lease for the year ended October 31, 2021 amounted to $49,605 and the lease is for a 12 month period. Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services. This service is provided at no cost to the Company. All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company. The outstanding payable related to these transactions at October 31, 2021 was $47,662. Broyhill Investments, Inc. charges the Company a percentage of payroll for employees who are responsible for the Company’s operations. Also, allocated back to the Company is a 3% safe harbor amount of Broyhill Investment, Inc.’s 401k plan which amounted to $17,098.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2021

7.     RELATED PARTIES (Continued)

M. Hunt Broyhill was a director of Capitala Finance Corp., in which the Company was invested, which is one of the affiliated companies in the financial statements. The Company sold its investment in Capitala Finance Corp. in 2021 and incurred a realized loss of $1,028,404.

The Company invested $1,000,000 in the BAM Credit Opportunities Fund which is managed by M. Hunt Broyhill and the Chief Financial Officer is Chris Pavese. This is the other affiliated company in the financial statements.

8.     IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,702,928 and have been assigned no value at October 31, 2021.

There were no impairment charges during the year. The Company received $23,429 in proceeds during the twelve months ended October 31, 2021, which was recognized as realized gains in the Statement of Operations.

BMC FUND, INC.

DIRECTORS AND OFFICERS (Unaudited)

Year Ended October 31, 2021

The following table provides information about the directors and the officers of the Fund:

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years
M. Hunt Broyhill (57) 1870 9th Street Court, NW Hickory, NC 28601	Director Chairman President Vice President	Since 2008 Since 2014 Since 2007 2001-2007	Chairman of the Fund since February 2014; President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Asset Management, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present)	Capitala Finance Corp. (Feb. 2013- April 2020)

Directors Who Are Not Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years
R. Donald Farmer (74) 375 River Haven Drive Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None

Mark E. Roberts (59) 511 Tarrytown Center Rocky Mount, NC 27804	Director	Since 2014	Chief Investment Officer of Ironsides Asset Advisors, LLC, a registered investment advisory firm (2009-present); Chief Investment Officer of Biltmore Family Offices, LLC (May 2013-January 2017); former Director of Global Equities and Hedges Strategies, State of North Carolina Retirement System (2003-2009)	None

BMC FUND, INC.

DIRECTORS AND OFFICERS (Unaudited)

Year Ended October 31, 2021

Other Executive Officers

Name, Address and Age	Positions Held with Fund	Length of Time Served	Principal Occupation During Past 5 Years	Directorships Held by Officer During at Least the Past 5 Years
Danny A. Gilbert (55) 603 Stonecroft Court SE Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2018 Since 2020

Vice President (since February 2018) and Chief Financial Officer of the Fund since January 2020; Chief Compliance Officer of the Fund (June 2017-December 2019); Vice President of Broyhill Family Foundation, Inc. (2019-present); Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2019-present); former Assistant City manager and Finance Director, City of Lenoir, NC (2006-2016)

None

Christopher R. Pavese (45) 6011 Old Providence Road Charlotte, NC 28226	Vice President Chief Investment Officer	Since 2013 Since 2011	Vice President (2013-present) and Chief Investment Officer of the Fund since 2011; Chief Investment Officer of Broyhill Asset Management, LLC since 2008; Portfolio Manager of the Fund (2005-2011)	None

Alan R. Deal (57) 5304 Grace Drive Hickory, NC 28601	Chief Compliance Officer	Since 2020	Chief Compliance Officer of the Fund since January 2020; former Controller, Protect Plus and Imagine One Companies (August 2002-April 2019)	None

Wendy S. Sims (36) 814 Rockhouse Way SE Lenoir, NC 28645	Secretary and Treasurer	Since 2018	Secretary and Treasurer of the Fund since December 2018; Secretary and Treasurer of Broyhill Investments, Inc. (December 2018-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (December 2018-present); Assistant Secretary and Assistant Treasurer of the Fund (August 2018-December 2018); Senior Inventory Fulfillment Specialist, Lowe’s Companies, Inc. (October 2012- March 2018)	None

BMC FUND, INC.

ADDITIONAL INFORMATION (Unaudited)

Year Ended October 31, 2021

Proxy Voting - The policies and procedures that the Company uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Company’s website at http://www.bmcfund.com; and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Company files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Company’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

Item. 2. Code of Ethics.

On July 26, 2003, the Board of Directors of the Registrant adopted a Code of Ethics for the principal executive officer and principal financial and accounting officer. The Code was amended by the Board of Directors on February 24, 2007.

(c)-(e) N/A

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the Registrant has determined that R. Donald Farmer, a member of its Audit Committee, is an audit committee financial expert. Mr. Farmer is an independent director of the Registrant.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: $54,000.00 for the fiscal year ended October 31, 2020; $108,950 for the fiscal year ended  October 31, 2021.

(b) Audit-Related Fees: $1,320.00 for the fiscal year ended October 31, 2020; $4,887.50 for the fiscal year ended October 31, 2021. These fees were incurred for travel-related expenses.

(c) Tax Fees: $8,500.00 for the fiscal year ended October 31, 2020; $18,500.00 for the fiscal year ended  October 31, 2021. These fees were incurred for preparation of the tax returns.

(d) All Other Fees: $2,000.00 for the fiscal year ended October 31, 2020; $2,760.00 for the fiscal year ended  October 31, 2021. These fees were incurred for report production and printing.

(e)(1) A copy of the Audit Committee's pre-approval policies and procedures is attached as an exhibit.

(e)(2) One hundred percent of the services described in Items 4(b) through 4(d) were approved in accordance with the Audit Committee Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2021 was attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) N/A

(h) N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board of Directors of the Registrant adopted Proxy Voting Policies and Procedures on July 26, 2003 and amended them October 30, 2003, April 5, 2004 and May 26, 2005. A copy as amended is attached as an exhibit.

Item 8. Portfolio Managers of Closed-End Investment Companies.

(a)(1)  As of the date of filing of this report, M. Hunt Broyhill, Chairman and President, and Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, are primarily responsible for the day-to-day management of BMC Fund, Inc. (the Fund). Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

(a)(2)  The following tables provide information regarding registered investment companies other than the Registrant, other pooled investment vehicles, and other accounts over which the Registrant’s portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and the total assets in the accounts with respect to which the fees are based on performance. The information is provided as of the Registrant’s fiscal year ended October 31, 2021.

M. Hunt Broyhill

	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	2	73
Number of Accounts Managed with Performance-Based Advisory Fees	None	1	None
Assets Managed	$0	$4,670,000	$74,373,591
Assets Managed with Performance-Based Advisory Fees	$0	$2,250,000	$0

Christopher R. Pavese

	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	2	102
Number of Accounts Managed with Performance-Based Advisory Fees	None	1	8
Assets Managed	$0	$4,670,000	110,800,000
Assets Managed with Performance-Based Advisory Fees	$0	$2,250,000	$2,700,000

Material Conflicts of Interest

The Fund recognizes that actual or potential conflicts of interest are inherent in our business. These actual or potential conflicts may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account. Certain investments may be appropriate for the Fund and also for other clients advised by the portfolio manager. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Therein lies the possibility that a particular security could be bought or sold for the Fund and also for other clients, along with the possibility that a particular security could be bought or sold for the Fund while the opposite transaction could be occurring for other clients due to their investment strategy.

To the extent that a portfolio manager has responsibilities for managing accounts in addition to the Fund, the portfolio manager will need to divide his time and attention among relevant accounts.

The Fund also recognizes that in some cases, an actual or potential conflict may arise where a portfolio manager may have an incentive, such as a performance-based fee.

On December 13, 2014, the Board of Directors of the Registrant adopted a Conflicts of Interest Policy for Portfolio Managers.

(a)(3)

Compensation Structure of Portfolio Managers

The compensation structure for each portfolio manager is based upon a fixed salary as well as a discretionary bonus determined by the senior management of the Registrant. Salaries are determined by the senior management and are based upon an individual’s position and overall value to the Registrant. Bonuses are also determined by management and are based upon an individual’s overall contribution to the success of the Fund and the profitability of the Registrant. Salaries and bonuses for portfolio managers are not based upon criteria such as performance of the Fund or the value of assets of the Registrant. Portfolio managers also have the opportunity to participate in other employee benefits available to all of the employees of the Registrant.

(a)(4) The dollar range of the Registrant’s equity securities owned beneficially by the Registrant’s portfolio managers as of the Registrant’s fiscal year ended October 31, 2021 is set forth below:

Name of Portfolio Manager	Dollar ($) Range of Registrant’s Shares Beneficially Owned
M. Hunt Broyhill	Over $1,000,000
Christopher R. Pavese	$1-$10,000

(b) N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
November 1 through November 30	0		0	0
December 1 through December 31	0		0	0
January 1 through January 31	0		0	0
February 1 through February 28	0		0	0
March 1 through March 31	0		0	0
April 1 through April 30	0		0	0
May 1 through May 31	0		0	0
June 1 through June 30	0		0	0
July 1 through July 31	0		0	0
August 1 through August 31	0		0	0
September 1 through September 30	3,044,493	$ 22.79	3,044,493	0
October 1 through October 31	0		0	0

A tender offer was announced on August 11, 2021, with an expiration date of September 10, 2021. Shares were redeemed at Net Asset Value of the Fund as of September 30, 2021.

Item 10. Submission of Matters to a Vote of Security Holders.

N/A

Item 11. Controls and Procedures.

(a)	Evaluation of Disclosure Controls and Procedures.

BMC Fund, Inc. (the “Registrant”) maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission (“SEC”). Such information is accumulated and communicated to the Registrant’s management, including its Chief Executive Officer and Chief Financial Officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this report on Form N-CSR, management, including the Registrant’s Chief Executive Officer and Chief Financial Officer, evaluated the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act). Based upon that evaluation and subject to the foregoing, the Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures for the BMC Fund, Inc. (the “Fund”) were not effective as of October 31, 2021, due to a material weakness in its internal controls over financial reporting and investment reconciliation described below.

Material Weakness in Internal Controls over Financial Reporting

Management identified a material weakness in the Registrant’s internal controls over financial reporting during the preparation of the Fund’s annual financial statement for the year-ended October 31, 2021, specific to adequate review function with the proper knowledge of investment fund reporting requirements to ensure that the financial statements are complete and accurate. Accordingly, management has determined that this control deficiency constitutes a material weakness.

Remediation of Material Weakness in Internal Controls over Financial Reporting

Management has remediated this material weakness. The steps management took to remediate the material weakness included: i) financial statements will be reviewed by other CPA’s on staff.

Material Weakness in Internal Controls over Investment Reconciliation

Management identified a material weakness in the Registrant’s internal controls over investment reconciliation during the audit of the Fund’s annual financial statement for the year-ended October 31, 2021, specific to the reconciliation process between the custodian, the investment accounting system and the general ledger. The process was not functioning sufficiently with the adequate knowledge of the reconciliation process to provide accurate financial statements. Accordingly, management has determined that this control deficiency constitutes a material weakness.

Remediation of Material Weakness in Internal Controls over Investment Reconciliation

Management has remediated this material weakness. The steps management took to remediate the material weakness included: i) change in personnel responsible for performing reconciliations between the custodian, the investment accounting system and the general ledger to a staff member who is a CPA, and ii) reconciliations will be reviewed by the Chief Financial Officer on a monthly basis.

Management believes that the added controls described above serve to remediate the control deficiency described within this Item. Management will continue to review and monitor these enhanced controls to ensure they are operating effectively and provide for the intended strengthening of internal controls over financial reporting. Given the review and action it has taken, Management considers the material weakness sufficiently remediated.

(b)	Changes in Internal Controls.

Other than the enhancements to controls noted above implemented subsequent to October 31, 2021, there have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13. Exhibits.

(a)(1)  The Registrant's Code of Ethics is attached as Exhibit 13(a)(1).

(a)(2)  Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934  and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Danny A. Gilbert
Danny A. Gilbert
Vice President and Chief Financial Officer

Date: January 10, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ M. Hunt Broyhill
M. Hunt Broyhill
Chairman and President

Date: January 10, 2022

By

/s/ Danny A. Gilbert
Danny A. Gilbert
Vice President and Chief Financial Officer

Date: January 10, 2022